Annual Total Returns - Fidelity SAI Municipal Money Market Fund [BarChart] - 03.31 Fidelity SAI Municipal Money Market Fund Pro-06 - Fidelity SAI Municipal Money Market Fund	May 28, 2022
Bar Chart Table:
Annual Return, Inception Date	Jan. 11, 2018
Fidelity SAI Municipal Money Market Fund
Bar Chart Table:
Annual Return 2019	1.44%
Annual Return 2020	0.53%
Annual Return 2021	0.02%